Borrowings - Schedule of Future Aggregate Annual Maturities of Long-Term Debt (Details) $ in Millions	Dec. 31, 2014 USD ($)
Debt Disclosure [Abstract]
2015	$ 83
2016	66
2017	1,512
2018	5,992
2019	1,597
Thereafter	11,755
Total	$ 21,005